Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income (loss) attributable to WPX Energy, Inc.		$ (16)	$ (601)	$ (1,726)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion and amortization		673	631	940
Deferred income tax benefit		(134)	(281)	(1,005)
Provision for impairment of properties and equipment (including certain exploration expenses) and investments		158	38	2,426
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		3	(207)	418
Derivative, Cash Received on Hedge		4	302	617
Unrealized Loss on Derivatives, including Discontinued Operations		0	46	0
Amortization of stock-based awards		32	36	35
Loss on extinguishment of debt and acquisition bridge financing fees		17	1	81
Net gains on sales of assets and divestment of transportation contracts		(170)	(29)	(385)
Cash provided (used) by operating assets and liabilities:
Accounts receivable		(153)	126	233
Inventories		(8)	10	(2)
Margin deposits and customer margin deposits payable		1	(1)	26
Other current assets		(8)	5	0
Accounts payable		158	(72)	(247)
Increase (Decrease) in Income Taxes Payable		12	(19)	0
Accrued and other current liabilities		(31)	(45)	87
Increase (Decrease) in Other Accrued Liabilities		(53)	(53)	(14)
Other, including changes in other noncurrent assets and liabilities		28	(33)	171
Net cash provided by operating activities(a)	[1]	507	268	819
Investing Activities(a)
Payments to Acquire Productive Assets		1,161	578	1,124
Proceeds from sales of assets		193	1,127	810
Proceeds (payments) related to divestment of transportation contracts		0	(238)	209
Payments to Acquire Businesses, Gross		799	0	1,212
Proceeds from joint venture formation		338	0	0
Purchases of investments		(8)	0	0
Other		1	0	0
Net cash provided by (used in) investing activities(a)	[1]	(1,436)	311	(1,317)
Financing Activities
Proceeds from common stock		672	540	295
Proceeds from preferred stock		0	0	339
Dividends paid on preferred stock		(15)	(18)	(6)
Payments related to induced conversion of preferred stock to common stock		0	(10)	0
Borrowings on credit facility		661	380	841
Payments on credit facility		(661)	(645)	(856)
Proceeds from long-term debt, net of discount		148	0	1,000
Payments for retirement of long-term debt, including premium		(165)	(356)	(1,100)
Payments Related to Tax Withholding for Share-based Compensation		12	6	8
Payments for debt issuance costs, credit facility amendment fees and acquisition bridge financing fees		(2)	(5)	(40)
Other		(2)	0	0
Net cash provided by (used in) financing activities		624	(120)	465
Net increase (decrease) in cash and cash equivalents and restricted cash		(305)	459	(33)
Cash and cash equivalents and restricted cash at beginning of period		506	47	80
Cash and cash equivalents and restricted cash at end of period		201	506	47
Increase to properties and equipment		(1,232)	(584)	(865)
Changes In Related Accounts Payable And Accounts Receivable		$ (71)	$ (6)	$ 259

[1]	Amounts reflect continuing and discontinued operations unless otherwise noted.